UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 29, 2009

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       38
Form 13F Information Table Value Total:       31284
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETROLE                   COM            032511107    1212  31431SH     SOLE       31431
APACHE CORP                        COM            037411105    1201  16121SH     SOLE       16121
CAMECO CORP                        COM NPV        13321L108      19   1092SH     SOLE        1092
COMPANHIA ENERGETICA DE MINAS      SPON ADR PAR . 204409601      47   3436SH     SOLE        3436
CHEVRON CORP                       COM            166764100    1573  21265SH     SOLE       21265
CONOCOPHILLIPS                     COM            20825C104    1678  32390SH     SOLE       32390
DAYSTAR TECH INC                   COM            23962Q100       4   4570SH     SOLE        4570
ECHELON CORP                       OC COM         27874N105      66   8130SH     SOLE        8130
ENCANA CORP                        COM            292505104    1134  24583SH     SOLE       24583
FIRST SOLAR INC                    COM            336433107      58    420SH     SOLE         420
GLOBAL INDUSTRIES                  COM            379336100      21   6121SH     SOLE        6121
HALLIBURTON CO                     COM            406216101    1871 102936SH     SOLE      102936
HELIX ENERGY SOL                   COM            42330P107    1110 153337SH     SOLE      153337
HESS CORP                          COM            42809H107    2005  37377SH     SOLE       37377
IMPERIAL OIL                       COM NEW        453038408    1708  51443SH     SOLE       51443
JA SOLAR HLDGS CO LTD              SPONSORED ADR  466090107      68  15620SH     SOLE       15620
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      26   1970SH     SOLE        1970
MARATHON OIL CORP COM              COM            565849106    1851  67659SH     SOLE       67659
MEMC ELECTR MATLS INC              COM            552715104      36   2490SH     SOLE        2490
NEWFIELD EXPL CO                   COM            651290108    1093  55362SH     SOLE       55362
NEXEN INC                          COM            65334H102    1730  99571SH     SOLE       99571
NOBLE ENERGY INC                   COM            655044105    1702  34583SH     SOLE       34583
OCCIDENTAL PETE                    COM            674599105    1897  31624SH     SOLE       31624
OIL SERVICE HOLDRS TRUST           DEPOSITORY RECE678002106     199   2700SH     SOLE        2700
ORMAT TECHNOLOGIES INC             COM            686688102      51   1600SH     SOLE        1600
PATTERSON-UTI                      COM            703481101    1164 101147SH     SOLE      101147
PEABODY ENERGY                     COM            704549104    1137  49966SH     SOLE       49966
PETRO-CANADA                       COM            71644E102    1641  75812SH     SOLE       75812
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101    2021  99011SH     SOLE       99011
PIONEER NATURAL                    COM            723787107     634  39183SH     SOLE       39183
RENESOLA LTD                       SPONSORED ADS  75971T103      35   7860SH     SOLE        7860
SUNCOR ENERGY INC                  COM            867229106     562  29271SH     SOLE       29271
SUNPOWER CORP                      COM CL B       867652307      63   2070SH     SOLE        2070
SUNTECH PWR HLDGS CO LTD           ADR            86800C104      80   6800SH     SOLE        6800
SWIFT ENERGY COMPANY               COM            870738101    1558  92707SH     SOLE       92707
TRINA SOLAR LTD                    SPONSORED ADR  89628E104      29   3090SH     SOLE        3090

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